UNCONSOLIDATED AFFILIATES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 1,229,838,000	$ 1,221,405,000	$ 1,223,398,000
Equity earnings from investments	110,517,000	123,024,000	127,246,000
Equity method goodwill	224,300,000	224,300,000
Payments to Acquire Other Investments	35,308,000	30,768,000	64,491,000
Balance Sheet [Abstract]
Current assets	155,310,000	175,930,000
Property, plant and equipment, net	2,557,571,000	2,593,122,000
Other noncurrent assets	34,478,000	35,005,000
Current liabilities	98,967,000	145,147,000
Long-term debt	442,103,000	472,630,000
Other noncurrent liabilities	58,221,000	42,451,000
Accumulated other comprehensive income (loss)	(2,291,000)	(2,503,000)
Owners' equity	2,150,359,000	2,146,332,000
Income Statement [Abstract]
Operating revenues	528,665,000	573,197,000	496,158,000
Cost and expenses	256,292,000	269,858,000	221,261,000
Net income	248,998,000	279,766,000	249,559,000
Distributions paid to us	137,498,000	155,741,000	156,385,000
Overland Pass Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	466,671,000	468,710,000
Equity earnings from investments	20,461,000	20,043,000	19,535,000
Net ownership percentage	50.00%	50.00%
Northern Border Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	404,803,000	393,317,000
Equity earnings from investments	65,046,000	72,705,000	76,365,000
Net ownership percentage	50.00%	50.00%
Percentage decrease in long-term transportation rates	11.00%
Payments to Acquire Other Investments	30,800,000
Fort Union Gas Gathering LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	125,220,000	120,782,000
Equity earnings from investments	15,826,000	17,218,000	15,280,000
Net ownership percentage	37.00%	37.00%
Bighorn Gas Gathering LLC [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	87,837,000	90,428,000
Equity earnings from investments	1,952,000	3,820,000	5,990,000
Equity method goodwill	53,400,000
Net ownership percentage	49.00%	49.00%
Other Unconsolidated Affiliate [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	145,307,000	148,168,000
Equity earnings from investments	7,232,000	9,238,000	10,076,000
Unconsolidated Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 53,800,000	$ 36,100,000	$ 31,000,000